Document and Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Apr. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	INVESTORS REAL ESTATE TRUST
Entity Central Index Key	0000798359
Current Fiscal Year End Date	--04-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float	$ 608,961,193
Entity Common Stock, Shares Outstanding	90,265,194
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2012